EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Information Used in Computation of EPS on Both Basic and Diluted Basis
Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income available to common stockholders are as follows:

	2012	2011
	(In Thousands, Except Per Share Data)
Basic earnings per share computation:
Net income	$2,044	$910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	$1,898	$550

Weighted average shares outstanding, basic	867,087	864,986

Basic earnings per share	$2.19	$0.64

Diluted earnings per share computation:
Net income	$2,044	$910
Preferred stock net accretion	(12)	(135)
Cumulative preferred stock dividends	(134)	(225)
Net income available to common shareholders	$1,898	$550

Weighted average shares outstanding, before dilution	867,087	864,986
Dilutive potential shares	5,119	4,550
Weighted average shares outstanding, assuming dilution	872,206	869,536

Diluted earnings per share	$2.18	$0.63